Information on Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Information on Business Segments
Information on Business Segments

In conjunction with the Merger during the second quarter of 2012, we realigned our Americas and International segments. The pre-acquisition Latin America business has been moved into the International segment along with Mead C&OP's Brazilian operations. Our Computer Products Group was unaffected by the realignment or the Merger.

Our three business segments are described below.

ACCO Brands North America and ACCO Brands International

On May 1, 2012, we implemented certain organizational changes in our business segments in conjunction with the Merger with Mead C&OP. Effective as of the second quarter of 2012, the Company's former ACCO Brands Americas segment became ACCO Brands North America as the Company's pre-acquisition Latin America business was moved into the ACCO Brands International segment. These two segments manufacture, source and sell traditional office products, school supplies, calendar products and document finishing solutions. ACCO Brands North America comprises the U.S. and Canada, and ACCO Brands International comprises the rest of the world, principally Europe, Australia, Latin America and Asia-Pacific. Prior periods have been restated for comparability.

As discussed in Note 1, Basis of Presentation, during the second quarter of 2011 the Company sold GBC Fordigraph which was formerly part of the ACCO Brands International segment and is included in the financial statement caption “Discontinued Operations.” The ACCO Brands International segment is now presented on a continuing operations basis excluding GBC Fordigraph.

Our office, school and calendar product lines use name brands such as: AT-A-GLANCE®, Day-Timer®, Five Star®, GBC®, Hilroy®, Marbig, Mead®, NOBO, Quartet®, Rexel, Swingline®, Tilibra®, Wilson Jones® and many others. Products and brands are not confined to one channel or product category and are sold based on end-user preference in each geographic location. We manufacture approximately 50% of our products, and specify and source approximately 50% of our products, mainly from Asia. The majority of our office products, such as stapling, binding and laminating equipment and related consumable supplies, shredders and whiteboards, are used by businesses. Most of these end-users purchase their products from our customers, which include commercial contract stationers, mass merchandisers, retail superstores, wholesalers, resellers, mail order and internet catalogs, club stores and dealers. We also supply some of our products directly to large commercial and industrial end-users. For all of our products, historically, we have targeted the premium end of the product categories in which we compete. However, we also supply private label products for our customers and provide machine maintenance and certain repair services. Our school products include notebooks, folders, decorative calendars, and stationery products. We distribute our school products primarily through traditional and online retail mass market, grocery, drug and office superstore channels. Our calendar products are sold throughout all channels where we sell office or school products, and we also sell calendar products direct to consumers.

The customer base to which we sell our products is mainly made up of large global and regional resellers of our products. Mass and retail channels mainly sell to individual consumers but also to small businesses. Office superstores mainly sell to commercial customers but also to individual consumers at their retail stores. As a result, there is no clear correlation between product, consumer or distribution channel. We also sell to commercial contract stationers, wholesalers, distributors, mail order and internet catalogs, and independent dealers. Over half of our product sales by our customers are to business end-users, who generally seek premium products that have added value or ease-of-use features and a reputation for reliability, performance and professional appearance. Some of our document finishing products are sold directly to high-volume end-users and commercial reprographic centers.

Computer Products Group

The Computer Products Group designs, distributes, markets and sells accessories for laptop and desktop computers and tablets and smartphones. These accessories primarily include security products, iPad® covers and keypads, smartphone accessories, power adapters, input devices such as mice, laptop computer carrying cases, hubs, docking stations and ergonomic devices. The Computer Products Group sells mostly under the Kensington®, Microsaver® and ClickSafe® brand names, with the majority of its revenue coming from the U.S. and Western Europe.

All of our computer products are manufactured to our specifications by third-party suppliers, principally in Asia, and are stored and distributed from our regional facilities. Our computer products are sold primarily to consumer electronics retailers, information technology value-added resellers, original equipment manufacturers and office products retailers.

Financial information by reportable segment is set forth below.

Net sales by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$1,028.2	$623.1	$631.6
ACCO Brands International	551.2	505.0	476.0
Computer Products Group	179.1	190.3	177.0
Net sales	$1,758.5	$1,318.4	$1,284.6

Operating income by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows (a):

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$86.2	$37.4	$44.2
ACCO Brands International	62.0	58.9	43.6
Computer Products Group	35.9	47.1	43.0
Segment operating income	184.1	143.4	130.8
Corporate	(44.8)	(28.2)	(21.1)
Operating income	139.3	115.2	109.7
Interest expense, net	89.3	77.2	78.3
Equity in earnings of joint ventures	(6.9)	(8.5)	(8.3)
Other expense, net	61.3	3.6	1.2
Income (loss) from continuing operations before income tax	$(4.4)	$42.9	$38.5

(a)
Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Segment assets:

The following table presents the measure of segment assets used by the Company’s chief operating decision maker.

	December 31,
	2012	2011
(in millions of dollars)
ACCO Brands North America (b)	$505.1	$272.9
ACCO Brands International (b)	486.4	282.2
Computer Products Group (b)	90.3	85.5
Total segment assets	1,081.8	640.6
Unallocated assets	1,424.5	468.9
Corporate (b)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(b)
Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

As a supplement to the presentation of segment assets presented above, the table below presents segment assets, including the allocation of identifiable intangible assets and goodwill resulting from business combinations.

	December 31,
(in millions of dollars)	2012	2011
ACCO Brands North America (c)	$1,398.6	$433.4
ACCO Brands International (c)	814.3	372.2
Computer Products Group (c)	104.8	100.4
Total segment assets	2,317.7	906.0
Unallocated assets	188.6	203.5
Corporate (c)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(c)	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Property, plant and equipment, net by geographic region are as follows:

	December 31,
(in millions of dollars)	2012	2011
U.S.	$141.0	$76.2
Brazil	62.1	—
U.K.	22.7	23.8
Australia	17.1	17.5
Other countries	30.7	29.7
Property, plant and equipment	$273.6	$147.2

Net sales by geographic region for the years ended December 31, 2012, 2011 and 2010 are as follows (d):

(in millions of dollars)	2012	2011	2010
U.S.	$959.2	$621.3	$633.0
Canada	160.8	105.2	97.8
Australia	133.4	143.0	137.0
Brazil	118.9	—	—
UK	98.0	115.6	107.3
Other countries	288.2	333.3	309.5
Net sales	$1,758.5	$1,318.4	$1,284.6

(d)	Net sales are attributed to geographic areas based on the location of the selling company.

Major Customers

Sales to the Company’s five largest customers totaled $716.2 million, $508.2 million and $496.4 million in the years ended December 31, 2012, 2011 and 2010, respectively. Sales to Staples, our largest customer, were $236.3 million (13%), $175.9 million (13%) and $166.8 million (13%) in the years ended December 31, 2012, 2011 and 2010, respectively. Sales to our second largest customer were $138.9 million (11%) and $141.0 million (11%) in the years ended December 31, 2011 and 2010, respectively. Sales to no other customer exceeded 10% of annual sales.

A significant percentage of our sales are to customers engaged in the office products resale industry. Concentration of credit risk with respect to trade accounts receivable is partially mitigated because a large number of geographically diverse customers make up each operating companies’ domestic and international customer base, thus spreading the credit risk. At December 31, 2012, and 2011, our top five trade account receivables totaled $184.3 million and $116.0 million, respectively.